Liquidity, Financial Condition and Management's Plans (10Q) (Details Narrative) - USD ($)				3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 20, 2015	Jan. 19, 2015	Feb. 06, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Jul. 27, 2013
Proceeds from private placement		$ 433,000	$ 1,875,000
Proceeds from notes payable		45,000
Capital raised in private placement	$ 2,312,500								$ 1,875,000
Net cash used in operating activities						$ (5,476)	$ 514,612	$ 1,149,042	1,061,303
Net loss				$ 3,819,439	$ 2,589,498	(17,125)	8,418,831	6,608,862	14,757,016
Cash				91,623	$ 111,611	$ 9,052	91,623	$ 111,611	5,403
Working capital deficiency				$ 3,400,000			$ 3,400,000		$ 198,023
Handerhan (COO) [Member]
Proceeds from notes payable		$ 20,000